Note 15 - Major Customer (Details Textual) - People’s Republic of China government agency [member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Percentage of entity's receivables	86.00%	80.00%	59.00%
Percentage of entity's receivables	91.00%	89.00%	84.00%